                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number:  ____________________
 This Amendment (Check only one.):      [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Account Management, LLC
Address:  17 Arlington Street
          Boston, MA 02116

Form 13F File Number: 28- 01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Christopher de Roetth
Title:  Principal
Phone:  617-236-4200

Signature, Place, and Date of Signing:

   Christopher de Roetth (signature on file)  Boston, MA     February 13, 2013
   -----------------------------------------------------    -------------------
          [Signature]                  [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE

Page 1 of 4  FORM 13 F  Name of Reporting Manager Account   (SEC USE ONLY)
                        Management, LLC

                                                                                                        Item 8:
                                                                        Item 6:                     Voting Authority
                                                                 Investment Discretion                  (Shares)
                                                               -------------------------          --------------------
                                                                          (b)
                                                                        Shared-
                                                      Item 5:              As            Item 7:
                     Item 2:    Item 3:    Item 4:   Shares or          Defined    (c)   Managers
Item 1: Name of      Title of    CUSIP   Fair Market Principal             in    Shared-   See              (b)   (c)
Issuer                Class     Number      Value     Amount   (a) Sole Instr. V  Other  Instr. V (a) Sole Shared None
---------------      --------  --------- ----------- --------- -------- -------- ------- -------- -------- ------ ----
Berkshire Hathaway    Common
  Hld B               Stock    084670702  13,813,172   153,993  153,993                            153,993
Berkshire Hathaway    Common
  Inc. CL "A"         Stock    084670108   2,279,020        17       17                                 17
Agnico Eagle          Common
                      Stock    268648102     773,785    14,750   14,750                             14,750
Credit Acceptance     Common
  Corporation         Stock    225310101  17,070,750   167,887  167,887                            167,887
D R Horton Inc        Common
                      Stock    23331A109   8,504,411   429,950  429,950                            429,950
Range Resources       Common
  Corp Com            Stock    75281A109   4,012,324    63,860   63,860                             63,860
Novagold Resources    Common
  Inc New             Stock    66987E206   1,465,750   325,000  325,000                            325,000
ETFS Metal
  Securities
  Austrailia LTD
  Redeemable Pref     Common
  SHS                 Stock    Q3635T113     428,011     2,672    2,672                              2,672
Vodaphone Group Plc   Common
  ADR                 Stock    92857W209   2,312,442    91,800   91,800                             91,800
Maxim Integrated      Common
  Products            Stock    57772K101   2,500,470    85,050   85,050                             85,050
Ritchie Bros.         Common
  Auction             Stock    767744105   1,698,357    81,300   81,300                             81,300
   COLUMN TOTALS                          54,858,492 1,416,279

Page 2 of 4  FORM 13 F  Name of Reporting Manager Account   (SEC USE ONLY)
                        Management, LLC

                                                                                                        Item 8:
                                                                        Item 6:                     Voting Authority
                                                                 Investment Discretion                  (Shares)
                                                               -------------------------          --------------------
                                                                          (b)
                                                                        Shared-
                                                      Item 5:              As            Item 7:
                     Item 2:    Item 3:    Item 4:   Shares or          Defined    (c)   Managers
Item 1: Name of      Title of    CUSIP   Fair Market Principal             in    Shared-   See              (b)   (c)
Issuer                Class     Number      Value     Amount   (a) Sole Instr. V  Other  Instr. V (a) Sole Shared None
---------------      --------  --------- ----------- --------- -------- -------- ------- -------- -------- ------ ----
Barrick Gold          Common
  Corporation         Stock    067901108   2,956,840    84,457   84,457                             84,457
Canadian Natural      Common
  Resources           Stock    136385101     446,042    15,450   15,450                             15,450
Microsoft             Common
  Corporation         Stock    594918104     881,420    33,000   33,000                             33,000
Johnson & Johnson     Common
                      Stock    478160104   2,207,449    31,490   31,490                             31,490
Leucadia National     Common
  Corp                Stock    527288104   1,177,605    49,500   49,500                             49,500
Goldcorp Inc.         Common
                      Stock    380956409   6,677,382   181,945  181,945                            181,945
Ford Motor Company    Common
                      Stock    345370860     194,250    15,000   15,000                             15,000
Cenovus Energy Inc.   Common
                      Stock    15135U109     234,780     7,000    7,000                              7,000
EMC Corp Mass         Common
                      Stock    268648102     354,200    14,000   14,000                             14,000
Kodiak Oil & Gas      Common
  Corp Com NPV        Stock    50015Q100     513,300    58,000   58,000                             58,000
Enterprise Prods      Common
  Partners LP         Stock    293792107   2,651,235    52,940   52,940                             52,940
Portfolio Recovery    Common
  As.                 Stock    73640Q105     694,590     6,500    6,500                              6,500
SPDR Gold Trust       Common
                      Stock    78463V107   6,183,995    38,168   38,168                             38,168
   COLUMN TOTALS                          25,173,088   587,450

Page 3 of 4  FORM 13 F  Name of Reporting Manager Account   (SEC USE ONLY)
                        Management, LLC

                                                                                                        Item 8:
                                                                        Item 6:                     Voting Authority
                                                                 Investment Discretion                  (Shares)
                                                               -------------------------          --------------------
                                                                          (b)
                                                                        Shared-
                                                      Item 5:              As            Item 7:
                     Item 2:    Item 3:    Item 4:   Shares or          Defined    (c)   Managers
Item 1: Name of      Title of    CUSIP   Fair Market Principal             in    Shared-   See              (b)   (c)
Issuer                Class     Number      Value     Amount   (a) Sole Instr. V  Other  Instr. V (a) Sole Shared None
---------------      --------  --------- ----------- --------- -------- -------- ------- -------- -------- ------ ----
Petaquilla Minerals   Common
  LTD                 Stock    716013107      33,436    71,140   71,140                             71,140
Transdigm Group Inc.  Common
                      Stock    893641100     872,704     6,400    6,400                              6,400
Market Vectors Gold   Common
  Miners ETF          Stock    57060U100     322,596     6,954    6,954                              6,954
Dunkin Brands Group   Common
  IN                  Stock    265504100   4,154,136   125,200  125,200                            125,200
ETF Wisdomtree        Common
  Trust Japan         Stock    97717W851   1,714,920    46,500   46,500                             46,500
Sprott Physical       Common
  Gold Trust          Stock    85207H104   1,559,548   109,750  109,750                            109,750
PMFG, Inc             Common
                      Stock    69345P103     154,530    17,000   17,000                             17,000
Exxon Mobil           Common
  Corporation         Stock    30231G102   2,650,940    30,629   30,629                             30,629
KB Home               Common
                      Stock    48666K109     790,000    50,000   50,000                             50,000
MELA Sciences, Inc    Common
                      Stock    55277R100     137,830    77,000   77,000                             77,000
Schlumberger          Common
                      Stock    806857108     207,900     3,000    3,000                              3,000
American
  International       Common
  Group               Stock    026874784   2,824,000    80,000   80,000                             80,000
                      Common
                      Stock                                           0                                  0
   COLUMN TOTALS                          15,422,540   623,573

Page 4 of 4  FORM 13 F  Name of Reporting Manager Account   (SEC USE ONLY)
                        Management, LLC

                                                                                                      Item 8:
                                                                      Item 6:                     Voting Authority
                                                               Investment Discretion                  (Shares)
                                                             -------------------------          --------------------
                                                                        (b)
                                                                      Shared-
                                                    Item 5:              As            Item 7:
                     Item 2:   Item 3:   Item 4:   Shares or          Defined    (c)   Managers
Item 1: Name of      Title of   CUSIP  Fair Market Principal             in    Shared-   See              (b)   (c)
Issuer                Class    Number     Value     Amount   (a) Sole Instr. V  Other  Instr. V (a) Sole Shared None
---------------      --------  ------- ----------- --------- -------- -------- ------- -------- -------- ------ ----
                      Common
                      Stock                                         0                                  0
                      Common
                      Stock                                         0                                  0
                      Common
                      Stock                                         0                                  0
                      Common
                      Stock                                         0                                  0
                      Common
                      Stock                                         0                                  0
                      Common
                      Stock                                         0                                  0
                      Common
                      Stock                                         0                                  0
                      Common
                      Stock                                         0                                  0
                      Common
                      Stock                                         0                                  0
                      Common
                      Stock                                         0                                  0
                                                 0         0